PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	FIXED INCOME - 99.5%
708,224	PIMCO Emerging Markets Bond Fund, Institutional Class	$ 5,899,506
3,216,000	PIMCO Income Fund, Institutional Class	35,054,396
1,655,622	PIMCO Investment Grade Credit Bond Fund, Institutional Class	15,165,496
1,382,349	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	13,920,250
5,065,807	PIMCO Total Return Fund, Institutional Class	46,504,104
	TOTAL OPEN END FUNDS (Cost $127,262,109)	116,543,752

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
509,941	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $509,941)(a)	509,941

	TOTAL INVESTMENTS - 99.9% (Cost $127,772,050)	$ 117,053,693
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	144,573
	NET ASSETS - 100.0%	$ 117,198,266

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 10.2%
420,818	American Mutual Fund, Class R-6	$ 21,125,049

	FIXED INCOME - 74.3%
3,362,123	American Funds - Bond Fund of America (The), Class R-6	40,816,171
1,067,236	American Funds Multi-Sector Income Fund, Class R-6	10,000,000
1,961,803	American Funds Strategic Bond Fund, Class R-6	20,677,408
3,899,896	American Intermediate Bond Fund of America, Class R-6	50,893,646
3,204,980	American Short Term Bond Fund of America, Class R-6	30,928,062
		153,315,287
	MIXED ALLOCATION - 15.1%
346,135	American Balanced Fund, Class R-6	10,339,044
876,238	Income Fund of America (The), Class R-6	20,889,513
		31,228,557

	TOTAL OPEN END FUNDS (Cost $215,422,964)	205,668,893

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
863,846	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $863,846)(a)	863,846

	TOTAL INVESTMENTS - 100.0% (Cost $216,286,810)	$ 206,532,739
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%	(78,209)
	NET ASSETS - 100.0%	$ 206,454,530

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 99.9%
3,339,708	AMCAP Fund, Class R-6	$ 111,345,850
2,447,945	American - The Growth Fund of America, Class R-6	139,997,994
1,181,357	American Funds - New Economy Fund (The), Class R-6	54,956,721
1,752,632	American Funds Fundamental Investors, Class R-6	110,731,304
1,065,125	American New Perspective Fund, Class R-6	55,876,440
1,362,657	Smallcap World Fund, Inc., Class R-6	83,462,755
	TOTAL OPEN END FUNDS (Cost $643,637,722)	556,371,064

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
1,580,776	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $1,580,776)(a)	1,580,776

	TOTAL INVESTMENTS - 100.2% (Cost $645,218,498)	$ 557,951,840
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(1,043,886)
	NET ASSETS - 100.0%	$ 556,907,954

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	ALTERNATIVE - 35.9%
3,665,624	BNY Mellon Global Real Return Fund, Class I	$ 59,346,451

	EQUITY - 10.2%
555,749	BNY Mellon Global Real Estate Securities Fund, Class I	5,001,737
225,076	BNY Mellon Natural Resources Fund, Class I	11,899,782
		16,901,519
	FIXED INCOME - 53.6%
7,703,087	BNY Mellon Core Plus Fund, Class I(a)	73,795,578
1,373,499	BNY Mellon Floating Rate Income Fund, Class I	14,874,994
		88,670,572

	TOTAL OPEN END FUNDS (Cost $173,711,973)	164,918,542

	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
25,353	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $25,353)(c)	25,353

	TOTAL INVESTMENTS - 99.7% (Cost $173,737,326)	$ 164,943,895
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	423,006
	NET ASSETS - 100.0%	$ 165,366,901

(a)	Affiliated Company – PFG BNY Mellon Diversifier Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG BR EQUITY ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
478,888	Blackrock US Carbon Transition Readiness ETF	$ 21,948,443
396,732	iShares ESG Advanced MSCI EAFE ETF(a)	21,875,802
1,151,057	iShares ESG Advanced MSCI USA ETF(a)	37,570,500
323,872	iShares ESG Aware MSCI USA ETF	29,763,837
734,821	iShares ESG Aware MSCI USA Small-Cap ETF	25,571,771
424,854	iShares Inc iShares ESG Aware MSCI EM ETF	13,595,328
591,534	iShares Trust - iShares MSCI KLD 400 Social ETF	46,216,552
281,783	iShares Trust iShares ESG Aware MSCI EAFE ETF	18,656,852
	TOTAL EXCHANGE-TRADED FUNDS (Cost $236,953,602)	215,199,085

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
354,540	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $354,540)(b)	354,540

	TOTAL INVESTMENTS - 100.2% (Cost $237,308,142)	$ 215,553,625
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(404,121)
	NET ASSETS - 100.0%	$ 215,149,504

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG BR Equity ESG Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG FIDELITY INSTITUTIONAL AM® BOND ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.9%
	FIXED INCOME - 13.9%
19,535	Fidelity Total Bond ETF	$ 934,750
1,379	iShares Short Treasury Bond ETF	151,855
	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,145,964)	1,086,605

	OPEN END FUNDS — 81.1%
	FIXED INCOME - 81.1%
53,890	Calvert Bond Fund, Class I	811,040
565,463	Fidelity Sustainability Bond Index Fund, Institutional Class	5,507,611
	TOTAL OPEN END FUNDS (Cost $6,671,455)	6,318,651

	SHORT-TERM INVESTMENT — 5.0%
	MONEY MARKET FUND - 5.0%
387,483	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $387,483)(a)	387,483

	TOTAL INVESTMENTS - 100.0% (Cost $8,204,902)	$ 7,792,739
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(768)
	NET ASSETS - 100.0%	$ 7,791,971

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven day effective yield as of July 31, 2022. Percentage rounds to less than 0.1%.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
558,264	Fidelity 500 Index Fund, Institutional Premium Class	$ 80,088,483
3,232,445	Fidelity Global ex US Index Fund, Institutional Premium Class	41,924,810
313,132	Fidelity Mid Cap Index Fund, Institutional Premium Class	8,564,171
427,726	Fidelity Small Cap Index Fund, Institutional Premium Class	9,983,131
	TOTAL OPEN END FUNDS (Cost $118,074,190)	140,560,595

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
718,391	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $718,391)(a)	718,391

	TOTAL INVESTMENTS - 100.2% (Cost $118,792,581)	$ 141,278,986
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(261,141)
	NET ASSETS - 100.0%	$ 141,017,845

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.4%
	EQUITY - 57.4%
76,764	Fidelity MSCI Consumer Staples Index ETF	$ 3,436,724
1,317,564	Fidelity MSCI Energy Index ETF	28,288,099
811,983	Fidelity MSCI Industrials Index ETF(a)	40,623,509
120,672	Fidelity MSCI Information Technology Index ETF	13,207,550
450,058	Fidelity MSCI Materials Index ETF	19,762,047
249,331	Fidelity MSCI Real Estate Index ETF	7,365,238
460,169	Fidelity MSCI Utilities Index ETF	21,968,468
	TOTAL EXCHANGE-TRADED FUNDS (Cost $129,132,336)	134,651,635

	OPEN END FUNDS — 42.4%
	EQUITY - 42.4%
131,185	Fidelity Advisor Financial Services Fund, Class Z	3,562,983
753,242	Fidelity Advisor Health Care Fund, Class Z	48,154,747
569,122	Fidelity Advisor Technology Fund, Class Z	47,931,488
	TOTAL OPEN END FUNDS (Cost $102,032,080)	99,649,218

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
918,766	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $918,766)(b)	918,766

	TOTAL INVESTMENTS - 100.2% (Cost $232,083,182)	$ 235,219,619
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(437,008)
	NET ASSETS - 100.0%	$ 234,782,611

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG INVESCO® THEMATIC ESG STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
138,053	Invesco Global Clean Energy ETF	$ 3,154,511
389,995	Invesco Global Water ETF	13,372,928
262,429	Invesco MSCI Sustainable Future ETF	15,472,813
248,749	Invesco S&P Global Water Index ETF	12,176,264
39,293	Invesco Solar ETF(a)	3,362,302
216,527	Invesco Water Resources ETF	11,296,214
59,303	Invesco WilderHill Clean Energy ETF	3,316,817
	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,928,243)	62,151,849

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
272,565	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $272,565)(b)	272,565

	TOTAL INVESTMENTS - 100.2% (Cost $74,200,808)	$ 62,424,414
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(112,091)
	NET ASSETS - 100.0%	$ 62,312,323

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 8.6%
	EQUITY - 4.6%
78,540	Janus Henderson Small Cap Growth Alpha ETF	$ 4,153,981
144,150	Janus Henderson Small/Mid Cap Growth Alpha ETF	8,246,144
		12,400,125
	FIXED INCOME - 4.0%
222,461	Janus Henderson Short Duration Income ETF	10,842,749

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,581,689)	23,242,874

	OPEN END FUNDS — 91.2%
	EQUITY - 3.7%
403,707	Janus Henderson Contrarian Fund, Class N	9,931,191

	FIXED INCOME - 7.6%
2,770,529	Janus Henderson High-Yield Fund, Class N	20,418,799

	MIXED ALLOCATION - 79.9%
5,337,021	Janus Henderson Balanced Fund, Class N	214,654,969

	TOTAL OPEN END FUNDS (Cost $285,443,836)	245,004,959

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
218,272	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $218,272)(a)	218,272

	TOTAL INVESTMENTS - 99.9% (Cost $311,243,797)	$ 268,466,105
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	276,933
	NET ASSETS - 100.0%	$ 268,743,038

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.4%
	EQUITY - 35.4%
447,264	JPMorgan Diversified Return International Equity ETF	$ 22,689,703
108,941	JPMorgan Equity Premium Income ETF	6,256,482
670,598	JPMorgan International Research Enhanced Equity ETF	34,180,380
716,655	JPMorgan US Value Factor ETF	24,746,097
	TOTAL EXCHANGE-TRADED FUNDS (Cost $92,060,632)	87,872,662

	OPEN END FUNDS — 61.5%
	ALTERNATIVE - 5.4%
856,565	JPMorgan Emerging Markets Research Enhanced Equity, Class R6	13,285,318

	EQUITY - 56.1%
456,978	JPMorgan Emerging Markets Equity Fund, Class R6	13,247,786
613,243	JPMorgan Equity Index Fund, Class R6	38,063,969
657,400	JPMorgan Growth Advantage Fund, Class R6	18,380,908
775,973	JPMorgan Large Cap Growth Fund, Class R6	40,692,016
1,547,384	JPMorgan Large Cap Value Fund, Class R6	28,734,915
		139,119,594

	TOTAL OPEN END FUNDS (Cost $162,485,864)	152,404,912

	SHORT-TERM INVESTMENT — 2.9%
	MONEY MARKET FUND - 2.9%
7,241,738	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $7,241,738)(a)	7,241,738

	TOTAL INVESTMENTS - 99.8% (Cost $261,788,234)	$ 247,519,312
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	438,876
	NET ASSETS - 100.0%	$ 247,958,188

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.8%
	EQUITY - 18.8%
188,907	JPMorgan Diversified Return International Equity ETF	$ 9,583,252
65,066	JPMorgan Equity Premium Income ETF	3,736,740
247,438	JPMorgan International Research Enhanced Equity ETF	12,611,915
283,353	JPMorgan US Value Factor ETF	9,784,179
	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,750,187)	35,716,086

	OPEN END FUNDS — 77.0%
	ALTERNATIVE - 3.8%
470,618	JPMorgan Emerging Markets Research Enhanced Equity, Class R6	7,299,278

	EQUITY - 35.8%
177,824	JPMorgan Emerging Markets Equity Fund, Class R6	5,155,126
385,103	JPMorgan Equity Index Fund, Class R6	23,903,313
206,689	JPMorgan Growth Advantage Fund, Class R6	5,779,030
391,219	JPMorgan Large Cap Growth Fund, Class R6	20,515,528
679,964	JPMorgan Large Cap Value Fund, Class R6	12,626,939
		67,979,936
	FIXED INCOME - 37.4%
4,284,146	JPMorgan Core Bond Fund, Class R6	46,183,099
2,283,409	JPMorgan Core Plus Bond Fund, Class R6	17,399,574
862,750	JPMorgan Income Fund, Class R6	7,480,042
		71,062,715

	TOTAL OPEN END FUNDS (Cost $154,290,273)	146,341,929

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 3.9%
MONEY MARKET FUND - 3.9%
7,434,907	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $7,434,907)(a)	$ 7,434,907

	TOTAL INVESTMENTS - 99.7% (Cost $196,475,367)	$ 189,492,922
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	525,279
	NET ASSETS - 100.0%	$ 190,018,201

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.0%
911,831	Meeder Spectrum Fund, Institutional Class(a)	$ 11,507,302

	EQUITY - 76.5%
1,617,412	Meeder Dynamic Allocation Fund, Institutional Class(a)	19,651,552
347,238	Meeder Moderate Allocation Fund, Institutional Class	3,986,287
7,436,276	Meeder Muirfield Fund, Institutional Class(a)	64,323,789
		87,961,628
	FIXED INCOME - 2.7%
179,462	Meeder Total Return Bond Fund, Institutional Class	1,624,134
72,919	Performance Trust Strategic Bond Fund	1,486,098
		3,110,232
	MIXED ALLOCATION - 10.6%
742,346	Meeder Balanced Fund, Institutional Class	9,026,928
146,918	Meeder Conservative Allocation Fund, Institutional Class	3,202,807
		12,229,735

	TOTAL OPEN END FUNDS (Cost $127,084,203)	114,808,897

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
64,508	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $64,508)(b)	64,508

	TOTAL INVESTMENTS - 99.9% (Cost $127,148,711)	$ 114,873,405
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	110,726
	NET ASSETS - 100.0%	$ 114,984,131

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.4%
	COMMODITY - 4.6%
95,206	iShares GSCI Commodity Dynamic ETF	$ 3,806,336

	EQUITY - 9.8%
49,715	Schwab International Small-Cap Equity ETF	1,664,955
67,072	SPDR Portfolio Emerging Markets ETF	2,317,338
9,191	Vanguard Small-Cap Growth ETF	2,022,939
12,937	Vanguard Small-Cap Value ETF	2,128,654
		8,133,886

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,524,840)	11,940,222

	OPEN END FUNDS — 85.2%
	EQUITY - 85.2%
226,324	MFS Global Real Estate Fund, Class R5	4,279,783
65,884	MFS Growth Fund, Class R6	10,090,790
146,534	MFS Institutional International Equity Fund, Class I	4,146,914
111,632	MFS International Growth Fund, Class R5	4,140,448
347,371	MFS International Large Cap Value Fund, Class R6	4,088,562
49,742	MFS International New Discovery Fund, Class R6	1,559,896
327,043	MFS Mid Cap Growth Fund, Class R6	8,493,307
279,416	MFS Mid Cap Value Fund, Class R5	8,368,499
173,629	MFS Research Fund, Class R6	9,160,645
318,500	MFS Research International Fund, Class R6	6,471,912
199,364	MFS Value Fund, Class R6	9,914,376
	TOTAL OPEN END FUNDS (Cost $68,474,774)	70,715,132

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 0.6%
MONEY MARKET FUND - 0.6%
454,965	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $454,965)(a)	$ 454,965

	TOTAL INVESTMENTS - 100.2% (Cost $80,454,579)	$ 83,110,319
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(151,157)
	NET ASSETS - 100.0%	$ 82,959,162

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2022.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.3%
	EQUITY - 6.9%
62,796	Janus Henderson Small Cap Growth Alpha ETF	$ 3,321,280
93,987	Janus Henderson Small/Mid Cap Growth Alpha ETF	5,376,555
		8,697,835
	FIXED INCOME - 6.4%
10,987	CP High Yield Trend ETF	245,986
62,913	Janus Henderson Mortgage-Backed Securities ETF	3,096,578
99,262	Janus Henderson Short Duration Income ETF	4,838,029
		8,180,593

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,167,343)	16,878,428

	OPEN END FUNDS — 86.4%
	EQUITY - 26.2%
676,772	Janus Henderson Asia Equity Fund, Class N(a)	6,713,581
159,761	Janus Henderson Contrarian Fund, Class N	3,930,131
2,019,135	Janus Henderson Global Equity Income Fund, Class N	12,437,871
110,287	Janus Henderson Global Life Sciences Fund, Class N	6,872,001
83,374	Janus Henderson Global Technology and Innovation Fund, Class N	3,252,410
		33,205,994
	FIXED INCOME - 55.6%
1,977,916	Counterpoint Tactical Income Fund, Class I	21,915,314
145,456	Counterpoint Tactical Municipal Fund, Class I	1,531,655
1,361,502	Janus Henderson Developed World Bond Fund, Class R6	12,199,059
881,953	Janus Henderson Flexible Bond Fund, Class N	8,819,533
779,357	Janus Henderson High-Yield Fund, Class N	5,743,862
48,566	Kensington Managed Income Fund, Institutional Class	499,256
630,268	Sierra Tactical Bond Fund, Institutional Class	16,550,848
287,081	WSTCM Credit Select Risk-Managed Fund, Institutional Class	3,043,062
		70,302,589

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2022

Shares		Fair Value
	OPEN END FUNDS — 86.4% (Continued)
	MIXED ALLOCATION - 4.6%
446,808	Janus Henderson Dividend & Income Builder Fund, Class R6	$ 5,866,591

	TOTAL OPEN END FUNDS (Cost $118,148,392)	109,375,174

	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
91,293	BlackRock Liquidity FedFund, Institutional Class, 1.73% (Cost $91,293)(b)	91,293

	TOTAL INVESTMENTS - 99.8% (Cost $136,407,028)	$ 126,344,895
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	220,976
	NET ASSETS - 100.0%	$ 126,565,871

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2022.